UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172

Exact name of registrant as specified in charter:	World Funds Trust

Address of principal executive offices:	8730 Stony Point Parkway, Suite 205
Richmond, VA 23235

Name and address of agent for service	The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801

With Copy to:

John H. Lively
PractusTM LLP
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

Registrant’s telephone number, including area code:	(804) 267-7400

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2018

Item #1. Reports to Stockholders.

INDEX	Union Street Partners Value Fund

Annual Report to Shareholders

For the Year ended
September 30, 2018

UNION STREET PARTNERS VALUE FUND

October 22, 2018

Dear Shareholders:

We are pleased to report that the Wall Street Journal’s section titled “Category Kings” recognized The Union Street Partners Value Fund as a top ten performing Large Cap Value mutual fund for Fiscal Year 2018 (10/1/2017–9/30/2018).

The Union Street Partners Value Fund (“Fund”) and benchmark performance is listed below.

Total Return
Name	1-Year

Union Street Partners Value Fund (Advisor)	16.16%
Russell 1000 Value Index Total Return	9.45%
Morningstar Large Cap Value Category	10.84%
As of 9/30/2018

Source: Morningstar

Our investment process and strategy is consistent and unwavering. We look for great businesses with a history of operating success and attractive assets selling for what we think is an inexpensive price. Our goal is to hold these businesses for the long-term and let the power of compounding returns drive long-term investment performance.

The performance record above is the direct result of our process, strategy, and the generally successful operations of businesses we have pieced together over the years. A great deal of credit is due to the management teams that run the businesses we own.

Top Contributing Sector

Information Technology (IT) positions were the Fund’s top contributor for the year. The Fund’s IT holdings posted a collective 45.66% return for the period contributing 7.26% to the Fund’s annual performance.

The Fund’s individual Tech holdings and trailing twelve-month performance are below.

Information Technology	1-Year Return

Apple Inc.	48.3%
Intel Corp	27.2%
IBM	5.1%
Microsoft Corp	56.2%

IBM is the newest addition to the Fund’s Technology portfolio. IBM is a storied company with a long history of innovation. IBM is in the midst of a turnaround and has invested heavily in several growth businesses including IBM Cloud, artificial intelligence, and large-scale enterprise application partnerships with other first-class companies. We believe management has sown the seeds for strong long-term growth.

Bottom Contributing Sector

The Fund’s bottom contributing sector for the year was the Industrials portfolio. The Fund’s Industrials portfolio return was -36.3% for the period and detracted 2% from the Fund’s performance for the fiscal year.

The Fund’s Industrials holdings and annual performance are below.

Industrials	1-Year Return

General Electric	-52.89%
Cummins	-10.52%

GE is in the midst of a turnaround. Former CEO John Flannery captained the ship for a total of 14-months before Larry Culp took over as CEO October 1st. Mr. Culp has an exemplary track record from his 14-year tenure as CEO of Danaher, a DC based industrial conglomerate. Over 90% of Mr. Culp’s compensation package is at risk and tied to equity performance. His interests are strongly aligned with his GE shareholders. We are confident Mr. Culp will be able to turnaround one of America’s great companies and return it to profitable growth.

Outlook

We have high conviction that the portfolio of businesses owned by the Fund will generate strong, long-term returns for shareholders. The US economy is growing at a strong pace, executives across industries are seeing growing demand for their products, and US unemployment rates are near all-time lows.

Business is good in America.

We thank you for continuing to trust us with managing your hard-earned money. We do not take the responsibility lightly.

Please do not hesitate to contact us if you have any questions.

Sincerely,

Bernie McGinn, CFA and McCoy Penninger, CFA
McGinn Investment Management, Inc.
1-800-231-3663

Prospectus Offer:

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. This and other information is contained in the Prospectus and Summary Prospectus, which may be obtained by calling 1-800-673-0550 or online at http://www.unionstreetvaluefund.com. Please read the prospectus carefully before investing. Distributed by First Dominion Capital Corp., Richmond, VA. Member FINRA/SIPC.

Standard performance data & corresponding disclosures:

Fund Performance1 as of September 30, 2018

		Since Inception	Expense Ratio	Expense Ratio
	1 year	(4/27/16)	(gross)	(net)

Advisor Shares (USPFX)	16.16%	14.19%	1.63%	1.35%

The performance data quoted represents past performance. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. To obtain performance data current to the most recent month end, please call 1-800-673-0550.

1 The Adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 1.35% of the average daily net assets of the Fund until January 31, 2020. If waivers had not been made, returns would have been lower.

*Since share classes have different sales charges, fees and other features, the performance of other share classes may differ from the performance listed for the Advisor Class shares.

Risks Section:

Risks: There are risks associated with investing in the Fund that may adversely affect the Fund’s performance.

Market Risks: Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets and may affect the value of the fund.

Non-Diversification Risks: Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of an individual security in the Fund’s portfolio.

Risk of Investing in Undervalued Securities: Undervalued Securities by definition, are out of favor with investors, and there is no way to predict when, if ever, the securities may return to favor.

Investing in Investment Companies and ETFs Risks: To the extent the Fund invests in other investment companies, the Fund will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) that may be paid by certain of the investment companies in which it invests. Investment in ETFs carry specific risk and market risk. If the area of the market representing the underlying index or benchmark does not perform as expected, the value of the investment in the ETF may decline.

Read the prospectus carefully for more information about these and other risks associated with investing in the Fund.

Important Disclosure Statement

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550. Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of September 30, 2018 and are subject to change at any time.

Stated performance in the Fund was achieved at some or all points during the period by Union Street Partners, LLC (“USP”), the investment advisor to the Fund. USP waived or reimbursed part of the Fund’s total expenses. Had USP not waived or reimbursed expenses of the Fund, the Fund’s performance would have been lower.

	Class A Shares*

	Total Return	Average Annual Return

	One Year Ended	Five Years Ended	Since Inception
	9/30/18	9/30/18	12/29/10 to 9/30/18

Union Street Partners Value Fund- without load	15.86%	10.32%	10.27%
Union Street Partners Value Fund- with load	9.20%	8.58%	9.14%
Russell 1000® Value Index	9.45%	10.75%	11.75%

* Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares. The total cumulative returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

Past performance is not predictive of future performance.

The Russell 1000® Value Index is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment. The Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics. The index is not adjusted to reflect expenses that the Securities and Exchange Commission (“SEC”) requires to be reflected in the Fund’s performance.

	Class C Shares*

	Total Return	Average Annual Return

	One Year Ended	Five Years Ended	Since Inception
	9/30/18	9/30/18	4/14/11 to 9/30/18

Union Street Partners Value Fund	15.02%	9.50%	9.54%
Russell 1000® Value Index	9.45%	10.75%	11.43%

* Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares. The total cumulative returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

Past performance is not predictive of future performance.

The Russell 1000® Value Index is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment. The Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics. The index is not adjusted to reflect expenses that the Securities and Exchange Commission (“SEC”) requires to be reflected in the Fund’s performance.

	Advisor Class Shares*

	Total Return	Average Annual Return

	One Year Ended 9/30/18	Since Inception 04/27/16 to 9/30/18

Union Street Partners Value Fund	16.16%	14.19%
Russell 1000® Value Index	9.45%	12.26%

* Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares. The total cumulative returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

Past performance is not predictive of future performance.

The Russell 1000® Value Index is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment. The Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics. The index is not adjusted to reflect expenses that the Securities and Exchange Commission (“SEC”) requires to be reflected in the Fund’s performance.

Union Street Partners Value Fund
Portfolio Composition as of
September 30, 2018

Holdings By Industry/Asset Class	% of Net Assets

Common Stocks:
Banks	24.15%
Beverages	2.31%
Computers	20.18%
Diversified Manufacturing	3.88%
Insurance	3.38%
Medical	9.47%
Oil	19.28%
Retail	5.41%
Telecommunications	5.17%
Preferred Stock:
Convertible	0.85%
Exchange Traded Funds	2.14%
Money Market Fund	3.44%

99.66%

UNION STREET PARTNERS VALUE FUND
SCHEDULE OF INVESTMENTS
September 30, 2018

		Fair
	Shares	Value

COMMON STOCKS – 93.23%

BANKS – 24.15%
Bank of America Corp.	52,350	$1,542,231
Burke & Herbert Bank and Trust Co.	52	148,460
Citigroup, Inc.	19,100	1,370,234
Deutsche Bank AG	52,000	590,720
JP Morgan Chase & Co.	25,000	2,821,000
Wells Fargo & Co.	22,200	1,166,832

		7,639,477

BEVERAGES – 2.31%
Diageo plc Spons ADR	5,150	729,601

COMPUTERS – 20.18%
Apple, Inc.	10,500	2,370,270
Intel Corp.	24,300	1,149,147
International Business Machines Corp.	4,100	619,961
Microsoft Corp.	19,620	2,243,939

		6,383,317

DIVERSIFIED MANUFACTURING – 3.88%
Cummins, Inc.	3,300	482,031
General Electric Co.	66,000	745,140

		1,227,171

INSURANCE – 3.38%
Markel Corp.*	900	1,069,641

MEDICAL – 9.47%
Bausch Health Companies, Inc.*	48,000	1,232,160
Johnson & Johnson	6,100	842,837
Merck & Co., Inc.	13,000	922,220

		2,997,217

OIL – 19.28%
BP plc Spons ADR	26,930	1,241,473
Chesapeake Energy Corp.*	305,000	1,369,450
Chevron Corp.	7,400	904,872
Exxon Mobil Corp.	14,050	1,194,531
Schlumberger Ltd.	10,200	621,384
Transocean Ltd.*	55,000	767,250

		6,098,960

UNION STREET PARTNERS VALUE FUND
SCHEDULE OF INVESTMENTS – continued
September 30, 2018

		Fair
	Shares	Value

RETAIL – 5.41%
J.C. Penney Co., Inc.*	415,000	$688,900
Target Corp.	11,600	1,023,236

		1,712,136

TELECOMMUNICATIONS – 5.17%
AT&T, Inc.	32,800	1,101,424
Verizon Communications, Inc.	10,000	533,900

		1,635,324

TOTAL COMMON STOCKS – 93.23%
(Cost: $17,422,303)		29,492,844

PREFERRED STOCK – 0.85%

CONVERTIBLE – 0.85%
Chesapeake Energy Corp., Preferred, 4.50%, Perpetual	5,000	269,127

TOTAL PREFERRED STOCKS – 0.85%
(Cost: $271,115)		269,127

EXCHANGE TRADED FUNDS – 2.14%
SPDR S&P Retail ETF	13,250	676,015

TOTAL EXCHANGE TRADED FUNDS – 2.14%
(Cost: $532,217)		676,015

MONEY MARKET FUND – 3.44%
Fidelity® Investments Money Market Government Portfolio - Class I 1.95%**
(Cost: $1,089,631)	1,089,631	1,089,631

TOTAL INVESTMENTS – 99.66%
(Cost: $19,315,266)		31,527,617
Other assets, net of liabilities – 0.34%		107,667

NET ASSETS – 100.00%		$31,635,284

* Non-Income producing.
** Effective 7 day yield as of September 30, 2018.
ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.

See Notes to Financial Statements

UNION STREET PARTNERS VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2018

ASSETS
Investments at fair value (identified cost of $19,315,266) (Note 1)	$31,527,617
Receivable for capital stock sold	82,000
Dividends and interest receivable	31,836
Prepaid expenses	14,210

TOTAL ASSETS	31,655,663

LIABILITIES
Accrued investment management fees	15,548
Accrued 12b-1 fees	551
Accrued administration, accounting and transfer agent fees	2,202
Other accrued expenses	2,078

TOTAL LIABILITIES	20,379

NET ASSETS	$31,635,284

Net Assets Consist of:
Paid-in-capital applicable to 1,675,240 no par value shares of beneficial interest outstanding, unlimited shares authorized	$18,915,236
Distributable earnings	$12,720,048

Net Assets	$31,635,284

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
Class A Shares:
Net Assets	$4,905,635
Shares Outstanding	255,807
Net Asset Value and Redemption Price* Per Share	$19.18

Maximum Offering Price Per Share**	$20.35

Class C Shares:
Net Assets	$12,987,886
Shares Outstanding	702,946
Net Asset Value and Maximum Offering Price Per Share	$18.48

Redemption Price Per Share***	$18.30

Advisor Class Shares:
Net Assets	$13,741,763
Shares Outstanding	716,487
Net Asset Value and Redemption Price Per Share	$19.18

* Include a maximum deferred sales charge of 1% on the proceeds of certain redemptions made within 1 year of purchase if those shares were purchased without paying a front-end sales charge.
** Maximum Offering Price per Share including Sales Charge of 5.75%
*** Redemption Price per Share including CDSC Fee of 1% on the proceeds redeemed within 1 year of purchase.

See Notes to Financial Statements

UNION STREET PARTNERS VALUE FUND
STATEMENT OF OPERATIONS
Year ended September 30, 2018

INVESTMENT INCOME
Dividends	$674,135
Interest	15,261

Total investment income	689,396

EXPENSES
Investment management fees (Note 2)	293,755
12b-1 fees (Note 2)
Class A	14,682
Class C	127,897
Recordkeeping and administrative services (Note 2)	25,000
Accounting fees (Note 2)	20,000
Custody fees	4,118
Transfer agent fees (Note 2)	8,715
Professional fees	40,837
Filing and registration fees	16,878
Trustee fees	6,009
Compliance fees	7,000
Shareholder reports	10,783
Shareholder servicing (Note 2)
Class A	3,080
Class C	5,088
Advisor Class	9,997
Other	17,003

Total expenses	610,842
Fee waivers (Note 2)	(71,694)

Net expenses	539,148

Net investment income (loss)	150,248

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	393,195
Net increase (decrease) in unrealized appreciation (depreciation) of investments	3,666,409

Net realized and unrealized gain (loss) on investments	4,059,604

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$4,209,852

See Notes to Financial Statements

UNION STREET PARTNERS VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year ended September 30,

	2018	2017

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$150,248	$29,417
Net realized gain (loss) on investments	393,195	331,409
Net increase (decrease) in unrealized appreciation (depreciation) of investments	3,666,409	3,093,002

Increase (decrease) in net assets from operations	4,209,852	3,453,828

DISTRIBUTIONS TO SHAREHOLDERS
Distributions*
Class A	(62,590)	(135,648)
Class C	(113,924)	(240,370)
Advisor Class	(112,081)	(255,017)

Increase (decrease) in net assets from distributions	(288,595)	(631,035)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold
Class A	256,286	472,530
Class C	433,562	1,278,175
Advisor Class	3,299,052	810,651
Distributions reinvested
Class A	62,590	135,648
Class C	113,925	240,370
Advisor Class	112,081	255,016
Shares redeemed
Class A	(1,983,469)	(253,988)
Class C	(1,058,706)	(875,010)
Advisor Class	(326,826)	(566,675)

Increase (decrease) in net assets from capital stock transactions	908,495	1,496,717

NET ASSETS
Increase (decrease) during year	4,829,752	4,319,510
Beginning of year	26,805,532	22,486,022

End of year	$31,635,284	$26,805,532 **

* Distributions for the year ended September 30, 2017, includes Net investment income in the amounts of $24,563, $560 and $80,978 for Class A, Class C and Advisor Class, respectively, and Net realized gain in the amounts of $111,085, $239,810 and $174,039 for Class A, Class C and Advisor Class, respectively.
**Includes accumulated undistributed net investment income of $0.

See Notes to Financial Statements

UNION STREET PARTNERS VALUE FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Class A

	Year ended September 30,

	2018	2017	2016	2015	2014

Net asset value, beginning of period	$16.72	$14.82	$13.75	$15.04	$12.95

Investment activities
Net investment income (loss)(1)	0.14	0.06	0.10	0.09	0.10
Net realized and unrealized gain (loss) on investments	2.49	2.26	1.31	(1.08)	2.27

Total from investment activities	2.63	2.32	1.41	(0.99)	2.37

Distributions
Net investment income	(0.02)	(0.08)	(0.08)	(0.10)	–
Net realized gain	(0.15)	(0.34)	(0.26)	(0.20)	(0.28)

Total distributions	(0.17)	(0.42)	(0.34)	(0.30)	(0.28)

Net asset value, end of period	$19.18	$16.72	$14.82	$13.75	$15.04

Total Return	15.86%	15.64%	10.36%	(6.70% )	18.45%
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.83%	1.92%	2.10%	1.99%	2.10%
Expenses, net of fee waivers and reimbursements	1.60%	1.69%	1.75%	1.75%	1.75%
Net investment income (loss)	0.75%	0.37%	0.73%	0.62%	0.71%
Portfolio turnover rate	25.54%	9.03%	19.75%	11.11%	6.90%
Net assets, end of period (000’s)	$4,906	$5,809	$4,827	$11,665	$12,932

(1) Per share amounts calculated using the average number of shares outstanding throughout the period.

See Notes to Financial Statements

UNION STREET PARTNERS VALUE FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Class C

	Year ended September 30,

	2018		2017		2016	2015	2014

Net asset value, beginning of period	$16.21		$14.42		$13.41	$14.69	$12.75

Investment activities
Net investment income (loss)(1)	–	(A)	(0.06)		(0.01)	(0.02)	(0.01)
Net realized and unrealized gain (loss) on investments	2.42		2.19		1.28	(1.05)	2.23

Total from investment activities	2.42		2.13		1.27	(1.07)	2.22

Distributions
Net investment income	–	(A)	–	(A)	–	(0.01)	–
Net realized gain	(0.15)		(0.34)		(0.26)	(0.20)	(0.28)

Total distributions	(0.15)		(0.34)		(0.26)	(0.21)	(0.28)

Net asset value, end of period	$18.48		$16.21		$14.42	$13.41	$14.69

Total Return	15.02%		14.78%		9.56%	(7.39% )	17.55%
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.57%		2.69%		2.85%	2.74%	2.85%
Expenses, net of fee waivers and reimbursements	2.35%		2.44%		2.50%	2.50%	2.50%
Net investment income (loss)	0.00%		(0.38%	)	(0.10% )	(0.13% )	(0.04% )
Portfolio turnover rate	25.54%		9.03%		19.75%	11.11%	6.90%
Net assets, end of period (000’s)	$12,988		$11,838		$9,960	$8,431	$8,422

(1) Per share amounts calculated using the average number of shares outstanding throughout the year.
(A) Less than $0.01 per share

See Notes to Financial Statements

UNION STREET PARTNERS VALUE FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Advisor Class

			Period
	Year ended		April 27, 2016*
	September 30,		through

	2018	2017	September 30, 2016

Net asset value, beginning of period	$16.70	$14.85	$14.48

Investment activities
Net investment income (loss)(1)	0.18	0.10	0.03
Net realized and unrealized gain (loss) on investments	2.50	2.25	0.34

Total from investment activities	2.68	2.35	0.37

Distributions
Net investment income	(0.05)	(0.16)	–
Net realized gain	(0.15)	(0.34)	–

Total distributions	(0.20)	(0.50)	–

Net asset value, end of period	$19.18	$16.70	$14.85

Total Return	16.16%	15.84%	2.56%	***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.63%	1.74%	1.85%	**
Expenses, net of fee waivers and reimbursements	1.35%	1.44%	1.50%	**
Net investment income (loss)	0.99%	0.62%	0.50%	**
Portfolio turnover rate	25.54%	9.03%	19.75%	***
Net assets, end of period (000’s)	$13,742	$9,159	$7,699

(1) Per share amounts calculated using the average number of shares outstanding throughout the period.
* Commencement of operations
** Annualized
*** Not Annualized

See Notes to Financial Statements

UNION STREET PARTNERS VALUE FUND
NOTES TO FINANCIAL STATEMENTS
September 30, 2018

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Union Street Partners Value Fund (the “Fund”) is a non-diversified series of the World Funds Trust (the “Trust”) which is registered under the Investment Company Act of 1940, as amended, as an open-end management company. The Trust was organized as a Delaware statutory trust on April 9, 2007 and may issue its shares of beneficial interest in separate series and issue classes of any series or divide shares of any series into two or more classes. Class A shares of the Fund commenced operations on December 29, 2010, Class C commenced operations on April 14, 2011 and the Advisor Class commenced operations on April 27, 2016. The Fund currently offers Class A, Class C, and Advisor Class shares.

The Fund’s investment objective is to achieve capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund’s securities are valued at current market prices. Investments in securities traded on national securities exchanges (including exchange traded funds (“ETFs”) and convertible preferred stock) or included in the NASDAQ National Market System are valued at the last reported sales price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Investments in investment companies and money market funds are valued at net asset value per share. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Trust’s Board of Trustees (the “Board”). Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange and the value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after

UNION STREET PARTNERS VALUE FUND
NOTES TO FINANCIAL STATEMENTS – continued
September 30, 2018

the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2018:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total

Common Stocks	$29,344,384	$148,460	$–	$29,492,844
Preferred Stocks	269,127	–	–	269,127
Exchange Traded Funds	676,015	–	–	676,015
Money Market Fund	1,089,631	–	–	1,089,631

	$31,379,157	$148,460	$–	$31,527,617

Refer to the Fund’s Schedule of Investments for a listing of the securities by security type and industry.

There were no transfers into or out of any levels during the year ended September 30, 2018. The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period. The Fund held no Level 3 securities at any time during the year ended September 30, 2018.

UNION STREET PARTNERS VALUE FUND
NOTES TO FINANCIAL STATEMENTS – continued
September 30, 2018

Warrants

The Fund can invest in warrants and stock purchase rights of companies of any market capitalization. A warrant gives the Fund the right to buy stock, typically from the issuer. The warrant specifies the amount of underlying stock, the purchase (or “exercise”) price, and the date the warrant expires. Certain warrants may permit, without legal obligation, net settlement for stock or cash. The Fund has no obligation to exercise the warrant and buy the stock.

Security Transactions and Income

Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount or premiums are accreted or amortized to interest income using the effective interest method. The cost of securities sold is determined generally on a specific identification basis. Distributions from underlying registered investment companies are recorded on the ex-date and reflected as dividend income on the Statement of Operations unless designated as long term capital gain. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required. The Fund identifies its major tax jurisdiction as U. S. Federal.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred. The Fund is not subject to examination by U.S. tax authorities for tax years prior to the period ended September 30, 2015.

UNION STREET PARTNERS VALUE FUND
NOTES TO FINANCIAL STATEMENTS – continued
September 30, 2018

Reclassification of Capital Accounts

Certain components of net assets are reclassified relating to permanent differences between financial and tax reporting. These reclassifications are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gains for federal income tax purposes and have no effect on net assets or net asset value per share. As of September 30, 2018, there were no such reclassifications.

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable for each class. Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis as determined by the Board.

The Fund currently offers three classes of shares. Class A shares include a maximum front-end sales charge of 5.75% and a maximum deferred sales charge of 1% on the proceeds of certain redemptions of Class A shares made within 1 year of purchase if those shares were purchased without paying a front-end sales charge. Class A shares may be purchased without a front-end sales charge in amounts of $1,000,000 or more. Class C shares include a maximum deferred sales charge of 1% on the proceeds of Class C shares redeemed within 1 year of purchase. Advisor Class shares are not subject to redemption fees or deferred sales charges.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund’s shareholders approved an Investment Advisory Agreement between Union Street Partners, LLC (“USP”) and the Fund and also an investment sub-advisory agreement between USP and McGinn Investment Management, Inc. (“McGinn”). McGinn and USP are affiliated investment advisors. Mr. Bernard F. McGinn, the Fund’s portfolio manager, is a majority shareholder of McGinn and McGinn Investment Management, Inc. owns 50% of USP, LLC.

Pursuant to the Investment Advisory Agreement, USP provides investment advisory services for an annual fee of 1.00% of average daily net assets. USP analyzes economic and market trends, periodically assesses the Fund’s investment policies and recommends changes regarding the policies to the Board where appropriate. USP evaluates the performance of McGinn in light of selected benchmarks and the needs of the Fund, recommends changes to the Board where appropriate, and reports to the Board on the foregoing. Pursuant to the Sub-Advisory Agreement, McGinn is

UNION STREET PARTNERS VALUE FUND
NOTES TO FINANCIAL STATEMENTS – continued
September 30, 2018

responsible for the day–to–day decision making with respect to the Fund’s investment program. McGinn, with USP’s oversight, manages the investment and reinvestment of the assets on the Fund, continuously reviews, supervises and administers the investment program of the Fund, determines in its discretion the securities to be purchased or sold, and provides the Fund and its agents with records relating to its activities. For its services, McGinn is entitled to receive a sub-advisory fee of 0.50% of average daily net assets. McGinn’s fee for sub-advisory services is paid by USP from the investment advisory fees it receives and not by the Fund.

USP has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 1.35% of the average daily net assets of the Fund. The Adviser may not terminate this expense limitation agreement prior to January 31, 2020. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. For the year ended September 30, 2018, USP earned $293,755 and waived $71,694 advisory fees. The total amount of recoverable reimbursements as of September 30, 2018 was $213,789 which expires as follows:

Recoverable Reimbursements and Expiration Dates

2019	2020	2021	Total

$74,951	$67,144	$71,694	$213,789

The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, whereby the Class A and Class C shares may finance activities which are primarily intended to result in the sale of the Fund’s Class A and Class C shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Fund. The Fund may incur such distribution expenses at the rate of 0.25% and 1.00% per annum on the Fund’s Class A and Class C average daily net assets, respectively.

The Fund has adopted a shareholder services plan. Under a shareholder services plan, the Fund may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets of each class attributable to its customers who are shareholders. For the fee, the authorized firms may provide a variety of services, such as: 1) receiving and processing shareholder orders; 2) performing the accounting for the shareholder’s account; 3) maintaining retirement plan accounts; 4) answering questions and handling correspondence for individual accounts; 5) acting as the sole shareholder of record for

UNION STREET PARTNERS VALUE FUND
NOTES TO FINANCIAL STATEMENTS – continued
September 30, 2018

individual shareholders; 6) issuing shareholder reports and transaction confirmations; 7) executing daily investment “sweep” functions; and 8) furnishing investment advisory services.

For the year ended September 30, 2018, the following fees were incurred:

Class	Type of Plan	Fees Incurred

Class A	12b-1	$14,682
Class A	Shareholder Services	3,080
Class C	12b-1	127,897
Class C	Shareholder Services	5,088
Advisor Class	Shareholder Services	9,997

		$160,744

First Dominion Capital Corp. (“FDCC”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares. In addition, FDCC receives a contingent deferred sales charge (“CDSC”) of 1% for certain Fund share redemptions occurring within 1 year of purchase on Class A shares if those shares were purchased without paying a front-end sales load and 1% CDSC on redemptions within one year of purchase on Class C shares. For the year ended September 30, 2018, FDCC received $2,251 in CDSC fees.

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator, transfer and dividend disbursing agent and pricing agent. As administrator, CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. For the year ended September 30, 2018, CFS received the following fees:

Administration	Transfer Agent	Accounting

$25,000	$8,715	$20,000

Certain officers of the Trust are also officers and/or directors of FDCC and CFS. Additionally, PractusTM LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of PractusTM LLP. Mr. Lively receives no special compensation from the Trust or the Fund for serving as an officer of the Trust.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than short-term investments for the year ended September 30, 2018 were as follows:

Purchases	Sales

$7,499,891	$7,232,111

UNION STREET PARTNERS VALUE FUND
NOTES TO FINANCIAL STATEMENTS – continued
September 30, 2018

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The tax character of distributions paid during the year ended September 30, 2018 and the year ended September 30, 2017 was as follows:

	Year ended	Year ended
	September 30, 2018	September 30, 2017

Distributions paid from:
Ordinary income	$35,695	$102,046
Realized gains	252,900	528,989

	$288,595	$631,035

As of September 30, 2018, the components of distributable earnings on a tax basis were as follows:

Year ended
September 30, 2018

Accumulated undistributed net investment income (loss)	$507,745
Net unrealized appreciation (depreciation) on investments	12,212,303

$12,720,048

Cost of securities for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) consists of:

	Gross	Gross	Net
	Unrealized	Unrealized	Unrealized
Cost	Appreciation	Depreciation	Appreciation

$19,315,314	12,713,654	(501,351)	$12,212,303

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

UNION STREET PARTNERS VALUE FUND
NOTES TO FINANCIAL STATEMENTS – continued
September 30, 2018

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Capital stock transactions were:

Year ended September 30, 2018

	Class A	Class C	Advisor Class

Shares sold	13,947	24,953	179,959
Shares reinvested	3,506	6,585	6,290
Shares redeemed	(109,136)	(58,898)	(18,108)

Net increase (decrease)	(91,683)	(27,360)	168,141

Year ended September 30, 2017

	Class A	Class C	Advisor Class

Shares sold	29,130	80,559	49,974
Shares reinvested	8,098	14,711	15,270
Shares redeemed	(15,395)	(55,430)	(35,518)

Net increase (decrease)	21,833	39,840	29,726

NOTE 6 – SECTOR RISK

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of September 30, 2018, the Fund had 24.15% of the value of its net assets invested in securities within the Banking sector.

NOTE 7 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Union Street Partners Value Fund and
Board of Trustees of World Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Union Street Partners Value Fund (the “Fund”), a series of World Funds Trust, as of September 30, 2018, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, including the related notes, and the financial highlights for each of the five years in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and confirmation of securities owned as of September 30, 2018, by correspondence with the custodian. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2010.

COHEN & COMPANY, LTD.
Cleveland, Ohio
November 29, 2018

SUPPLEMENTAL INFORMATION
WORLD FUNDS TRUST (The “Trust”) (unaudited)

Information pertaining to the trustees and officers of the Trust is set forth below. The names, addresses and ages of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, (800) 673-0550.

The mailing address of each Trustee and officer is 8730 Stony Point Parkway, Suite 205, Richmond, VA, 23235, unless otherwise indicated.

NON-INTERESTED TRUSTEES
NAME, AGE AND POSITION WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
David J. Urban (63) Trustee	Indefinite, Since June 2010	Dean, Jones College of Business, Middle Tennessee State University since July 2013	54	None
Mary Lou H. Ivey (60) Trustee	Indefinite, Since June 2010	Accountant, Harris, Hardy & Johnstone, P.C., accounting firm, since 2008.	54	None
Theo H. Pitt, Jr. (82) Trustee	Indefinite; Since August 2013	Senior Partner, Community Financial Institutions Consulting (bank consulting) since 1997 to present.	54	Independent Trustee of Chesapeake Investment Trust for the one series of that trust; Leeward Investment Trust for the one series of that trust; Hillman Capital Management Investment Trust for the one series of that trust; and Starboard Investment Trust for the 17 series of that trust; (all registered investment companies).

SUPPLEMENTAL INFORMATION – continued
WORLD FUNDS TRUST (The “Trust”) (unaudited)

OFFICERS WHO ARE NOT TRUSTEES
NAME, AGE AND POSITION WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
David A Bogaert (55) President and Principal Executive Officer	Indefinite, Since August 2017	Managing Director of Business Development, Commonwealth Fund Services, Inc., October 2013 – present; Senior Vice President of Business Development and other positions for Huntington Asset Services, Inc. from 1986 to 2013.	N/A	N/A
Karen M. Shupe (54) Treasurer and Principal Financial Officer	Indefinite, Since June 2008	Managing Director of Fund Operations, Commonwealth Fund Services, Inc., 2003 to present.	N/A	N/A
Ann T. MacDonald (63) Assistant Treasurer	Indefinite, Since November 2015	Director, Fund Administration and Fund Accounting, Commonwealth Fund Services, Inc., 2003 to present.	N/A	N/A
John H. Lively (49) Secretary	Indefinite, Since November 2013	Attorney, PractusTM LLP, (law firm), May 2018 to present; Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), March 2010 to May 2018.	N/A	N/A
Tina H. Bloom (50) Assistant Secretary	Indefinite, Since November 2018	Attorney, PractusTM LLP, (law firm), May 2018 to present; Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), November 2017 to May 2018; Director of Fund Administration of Ultimus Fund Solutions, LLC from 2011-2017.	N/A	N/A

SUPPLEMENTAL INFORMATION – continued
WORLD FUNDS TRUST (The “Trust”) (unaudited)

OFFICERS WHO ARE NOT TRUSTEES
NAME, AGE AND POSITION WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
Bo James Howell (37) Assistant Secretary	Indefinite, Since November 2018	Attorney, Practus, LLP (law firm), May 2018 to present; Founder, CCO Technology, June 2018; Director of Fund Administration of Ultimus Fund Solutions, LLC from 2012-2018.	N/A	N/A
Holly B. Giangiulio (55) Assistant Secretary	Indefinite, Since November 2015	Managing Director, Corporate Operations, Commonwealth Fund Services, Inc., January 2015 to present, Corporate Accounting and HR Manager from 2010 to 2015.	N/A	N/A
Julian G. Winters (49) Chief Compliance Officer	Indefinite, Since August 2013.	Managing Member of Watermark Solutions, LLC (investment compliance and consulting) since March 2007.	N/A	N/A

SUPPLEMENTAL INFORMATION – continued
WORLD FUNDS TRUST (The “Trust”) (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

UNION STREET PARTNERS VALUE FUND
FUND EXPENSES (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A shares or deferred sales charges on certain redemptions made within 1 year of purchase of Class A shares and within one year of purchase for Class C shares and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, April 1, 2018, and held for the six months ended September 30, 2018.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six months. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six months” to estimate the expenses you paid on your account during this six months.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the six months. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

UNION STREET PARTNERS VALUE FUND – continued
FUND EXPENSES (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transactional costs, such as sales charges (loads) or deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (4/1/2018)	Ending Account Value (9/30/2018)	Annualized Expense Ratio	Expenses Paid During Period Ended* (9/30/2018)
Class A Actual	$1,000	$1,114.47	1.60%	$ 8.48
Class A Hypothetical**	$1,000	$1,017.00	1.60%	$ 8.09
Class C Actual	$1,000	$1,110.58	2.35%	$12.43
Class C Hypothetical**	$1,000	$1,013.25	2.35%	$11.86
Advisor Class Actual	$1,000	$1,115.76	1.35%	$ 7.16
Advisor Class Hypothetical**	$1,000	$1,018.25	1.35%	$ 6.83

* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value for the period, multiplied by 183 days in the most recent fiscal half year divided by 365 days in the current year.
** 5% return before expenses

Investment Adviser:
Union Street Partners, LLC
1421 Prince Street, Suite 200
Alexandria, Virginia 22314

Investment Sub-Adviser:
McGinn Investment Management, Inc.
277 South Washington Street, Suite 340
Alexandria, Virginia 22314

Distributor:
First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Transfer Agent, Fund Accounting and Fund Administration:
Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Legal Counsel:
Practus™ LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

More Information:
For 24 hours, 7 days a week price information, and for information on any series of World Funds Trust investment plans, and other shareholder services, call Commonwealth Fund Services, Inc. Toll Free at (800) 673-0550.

ITEM 2.	CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $14,500 for 2018 and $14,500 for 2017.

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2018 and $0 for 2017.

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $2,500 for 2018 and $2,500 for 2017.

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2018 and $0 for 2017.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant. The Audit Committee also pre-approves any non-audit services provided by the registrant’s principal accountant to the Union Street Partners Value Fund.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	NA

(c)	0%

(d)	NA

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2018 and $0 for 2017.

(h) Not applicable. The Audit Committee pre-approved all non-audit services rendered to the registrant’s investment adviser and any control affiliates that provide ongoing services to the registrant.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of the Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: World Funds Trust

By (Signature and Title)*:	/s/ David A. Bogaert

David A. Bogaert
Principal Executive Officer

Date: December 6, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ David A. Bogaert

David A. Bogaert
Principal Executive Officer

Date: December 6, 2018

By (Signature and Title)*:	/s/ Karen Shupe

Karen Shupe
Principal Financial Officer

Date: December 6, 2018

* Print the name and title of each signing officer under his or her signature.